FS GLOBAL CREDIT OPPORTUNITIES FUND

AMENDMENT NO. 3 TO SUPPLEMENT TO THE AMENDED AND RESTATED DECLARATION OF TRUST ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES OF THE TERM PREFERRED SHARES

RECITALS

WHEREAS, the Board of Trustees of FS Global Credit Opportunities Fund, a Delaware statutory trust (the “Fund”), is authorized pursuant to Section 6.2 of the Fund’s Amended and Restated Declaration of Trust, dated as of March 26, 2013 (which, as hereafter restated or amended from time to time, is herein called the “Declaration”), to issue preferred shares of the Fund in one or more classes and series, with such rights, powers, preferences and privileges as the Trustees see fit, all without the approval of shareholders;

WHEREAS, on August 9, 2018, the Board of Trustees authorized a Supplement to the Declaration (as amended, the “Supplement”) to establish and fix the rights and preferences of preferred shares of the Fund, such shares to be classified as Term Preferred Shares and such Term Preferred Shares to be issued in one or more series (each such series, a “Series”);

WHEREAS, on November 1, 2018, the Fund entered into Amendment No. 1 to the Supplement, amending certain provisions of the Supplement applicable to all Series of Term Preferred Shares, except to the extent excluded or modified in the Appendix (as defined below) for a Series;

WHEREAS, the rights, powers, preferences and privileges of each Series of Term Preferred Shares, including the Term Preferred Shares, Series 2023—Fixed Rate, the Term Preferred Shares, Series 2023—Floating Rate, the Term Preferred Shares, Series 2026, the Term Preferred Shares, Series 2025 and the Term Preferred Shares, Series 2025-2 are currently set forth in the Supplement, as modified, amended or supplemented in an appendix thereto (each, an “Appendix,” and collectively, the “Appendices”) specifically relating to each such Series (each such Series being referred to herein as a “Series of Term Preferred Shares,” “Term Preferred Shares of a Series,” “Term Preferred Shares of any Series” or a “Series,” and shares of all such Series being referred to herein individually as a “Term Preferred Share” and collectively as the “Term Preferred Shares”);

WHEREAS, Section 2.15 of the Supplement provides that the Board of Trustees may, by resolution duly adopted, without shareholder approval (except as otherwise provided by the Supplement or required by applicable law), add additional Series of Term Preferred Shares by including a new Appendix to the Supplement relating to such Series; and

WHEREAS, the Board of Trustees desires to amend the Supplement to add an additional Series of Term Preferred Shares in accordance with the Supplement.

NOW, THEREFORE, in consideration of the foregoing, the Board of Trustees does hereby amend the Supplement to authorize the issuance by the Fund of a new Series of Term Preferred Shares as hereinafter set forth:

Section 1.          Definitions. Capitalized terms used but not defined herein shall have the meanings ascribed to such terms in the Supplement.

Section 2.          Amendment to the Supplement. The Supplement is hereby amended by adding the appendix attached hereto as Appendix F to the Supplement to set forth the rights, powers, preferences and privileges of the Term Preferred Shares, Series 2027 (the “Series 2027 Term Preferred Shares”). For the avoidance of doubt, the Series 2027 Term Preferred Shares shall be considered a separate “Series” of the Term Preferred Shares for the purposes of the Supplement and the Declaration of Trust.

Section 3.          Limited Effect. This Amendment No. 3 to the Supplement (this “Amendment”) shall only serve to amend and modify the Supplement to the extent specifically provided herein. All terms, conditions, provisions and references of and to the Supplement that are not specifically modified and/or amended herein shall remain in full force and effect and shall not be altered by any provisions herein contained.

Section 4.          Severability. Any provision of this Amendment or any Appendix affixed hereto held to be invalid, illegal or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity, illegality or unenforceability without affecting the validity, legality and enforceability of the remaining provisions of this Amendment, and the invalidity of a particular provision in a particular jurisdiction shall not invalidate such provision in any other jurisdiction.

Section 5.          Counterparts. This Amendment may be executed in any number of counterparts, all of which taken together shall constitute one and the same instrument, and any of the parties hereto may execute this Amendment by signing any such counterpart.

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IN WITNESS WHEREOF, FS Global Credit Opportunities Fund has caused this Amendment to be signed on __November 2______, 2021 in its name and on its behalf by a duly authorized officer.

FS Global Credit Opportunities Fund

By: Edward T. Gallivan, Jr.

       Name: Edward T. Gallivan, Jr.

       Title: Chief Financial Officer